Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Information [Abstract]
Schedule of Estimated Proved Reserves	The following tables are summaries of the Company’s estimated proved reserves at December 31, 2023, 2022, and 2021 as reconciled between the three years:
Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2020
Developed	0	0
Undeveloped	0	0
Total – December 31, 2020	0	0

Extensions & Discoveries	0	0
Improved Recovery	0	0
Technical Revisions	0	0
Acquisitions	172,580	172,580
Dispositions	0.0	0.0
Production – 2021	(2,820)	(2,820)
December 31, 2021	169,760	169,760

(1)	Numbers may not add due to rounding.
(2)	Bitumen, as defined by the SEC, “is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis.” Under this definition, all of the Company’s thermal and primary heavy crude oil reserves have been classified as bitumen.
Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2021
Developed	37,792	37,792
Undeveloped	131,968	131,968
Total – December 31, 2021	169,720	169,720

Extensions & Discoveries	0.0	0.0
Improved Recovery	0.0	0.0
Technical Revisions	(16,431)	(16,431)
Acquisitions	0.0	0.0
Dispositions	0.0	0.0
Production – 2022	(7,117)	(7,117)
December 31, 2022	146,212	146,212

Constant Prices and Costs (unaudited)	Bitumen(2) (mbbl)	Barrels of Oil Equivalent (mboe)
Net Proved Developed and Proved Undeveloped Reserves(1)

December 31, 2022
Developed	30,440	30,440
Undeveloped	115,773	115,773
Total – December 31, 2022	146,212	146,212

Extensions & Discoveries	5,297	5,297
Improved Recovery	0	0
Technical Revisions	7,282	7,282
Acquisitions	0	0
Dispositions	0	0
Production – 2023	(6,212)	(6,212)
December 31, 2023	152,579	152,579

December 31, 2023
Developed	27,598	27,598
Undeveloped	124,981	124,981
Total – December 31, 2023	152,579	152,579

Schedule of Greenfire Undeveloped Reserve	Changes to the Company’s proved undeveloped reserves during 2021 are summarized in the table below:
Barrels of Oil Equivalent (mboe)(1)
December 31, 2020	0
Extensions and discoveries	0
Technical revisions	0
Acquisitions	131,968.2
Conversions to developed	0
December 31, 2021	131,968.2

(1)	Numbers may not add due to rounding.
Changes to the Company’s proved undeveloped reserves during 2022 are summarized in the table below:
Barrels of Oil Equivalent (mboe)(1)
December 31, 2021	131,968
Extensions and discoveries	0
Technical revisions	(16,196)
Conversions to developed	0
December 31, 2022	115,773

Changes to the Company’s proved undeveloped reserves during 2023 are summarized in the table below:
Barrels of Oil Equivalent (mboe)(1)
December 31, 2022	115,773
Extensions and discoveries	5,297
Technical revisions	6,998
Conversions to developed	(3,087)
December 31, 2023	124,981

Schedule of Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Reserve	The following table summarizes the standardized measure of discounted future net cash flows relating to proved reserves, for the years ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Future cash inflows	8,072	10,276	7,168
Future production costs	2,771	3,491	2,448
Future development/abandonment costs	1,208	1,274	1,144
Deferred income taxes	774	1,053	361
Future net cash flows	3,320	4,458	3,215
Less 10% annual discount factor	(1,728)	(2,361)	(1,778)
Standardized measure of discounted future net cash flows	1,592	2,097	1,437

Schedule of Reconciles Changes in Standardized Measure Future Net Cash Flows	The following table reconciles the changes in standardized measure of future net cash flows discounted at 10% per year relating to proved bitumen, heavy oil and natural gas producing reserves:
	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Standardized measure of discounted future net cash flows at beginning of year	2,097	1,437	0
Oil and gas sales during period net of production costs and royalties(1)	(459)	(726)	(179)
Changes due to prices(2)	(567)	1,175	0
Development costs during the period(3)	33	39	5
Changes in forecast development costs(4)	(27)	(149)	(401)
Changes resulting from extensions, infills and improved recovery(5)	94	0	0
Changes resulting from discoveries(2)	0	0	0
Changes resulting from acquisition of reserves(5)	0	0	1,486
Changes resulting from disposition of reserves(5)	0	0	0
Accretion of discount(6)	240	149	0
Net change in income tax(7)	253	(682)	(209)
Changes resulting from other changes and technical reserves revisions plus effects on timing(8)	(71)	864	735
Standardized measure of discounted future net cash flows at end of year	1,592	2,097	1,437

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of the period
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.

Schedule of Net Capitalized Costs Relating to Petroleum and Natural Gas Producing Activities	The following table summarizes net capitalized costs relating to petroleum and natural gas producing activities, as at December 31, 2023, 2022 and 2021:
	As of December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Proved oil and gas properties	1,091	1,058	1,017
Unproved oil and gas properties	0	0	0
Total capitalized costs	1,091	1,058	1,017
Accumulated depletion and depreciation	(163)	(96)	(28)
Net Capitalized Costs	928	962	989

Schedule of Petroleum and Natural Gas Property Acquisitions, Exploration and Development Activities	The following table summarizes costs incurred in petroleum and natural gas property acquisitions, exploration and development activities, for the years ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
(CAD$ in millions) (unaudited)	2023	2022	2021
Property acquisition (disposition) costs
Proved oil and gas properties – acquisitions	0.0	0	1,010
Proved oil and gas properties – dispositions	0.0	0	0
Unproved oil and gas properties	0.0	0	0
Exploration costs	0.0	0	0
Development costs	33	41	7
Total Expenditures	33	41	1,017